Trade accounts receivable - Summary of Allowance For Doubtful Accounts (Details) - Trade receivables - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in allowance account for credit losses of financial assets [abstract]
Financial assets at beginning of period	€ 2,547
Financial assets at end of period	2,564	€ 2,547
Allowance for doubtful accounts
Changes in allowance account for credit losses of financial assets [abstract]
Financial assets at beginning of period	(54)	(57)
Provision for impairment recognised during the year	(11)	(9)
Receivables written off during the year as uncollectable	3	9
Reversals	4	2
Currency translation adjustments	0	1
Financial assets at end of period	€ (58)	€ (54)